Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 6,674,687	$ 10,398,607
Total Cost of revenues	(5,363,758)	(7,683,914)
Gross Profit	1,310,929	2,714,693
Operating expenses:
Selling expenses	529,021	1,501,469
General and administrative expenses	3,873,442	4,192,810
Research and development expenses	485,849	554,393
Total operating expenses	4,888,312	6,248,672
Loss from operations	(3,577,383)	(3,533,979)
Other income (expense):
Interest expense, net	(113,690)	(100,255)
Foreign exchange transaction gain	32,469	76,962
Other income, net	80,891	64,719
Rental income from related parties, net	148,406	165,656
Total other income, net	148,076	207,082
Loss before income taxes	(3,429,307)	(3,326,897)
Income taxes benefit	(231,756)	(315,036)
Net loss	(3,197,551)	(3,011,861)
Less: net loss attributable to non-controlling interest	(934)	(57,103)
Net loss attributable to Dogness (International) Corporation	(3,196,617)	(2,954,758)
Other comprehensive loss
Foreign currency translation	1,666,560	(2,326,099)
Comprehensive loss	(1,530,991)	(5,337,960)
Less: comprehensive loss attributable to non-controlling interest	(931)	(66,346)
Comprehensive loss attributable to Dogness (International) Corporation	$ (1,530,060)	$ (5,271,614)
Loss Per share
Basic	$ (0.30)	$ (0.28)
Diluted	$ (0.30)	$ (0.28)
Weighted Average Shares Outstanding
Basic	10,622,663	10,580,323
Diluted	10,622,663	10,580,323
Third Party Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 6,573,379	$ 9,388,291
Total Cost of revenues	(5,280,923)	(7,012,038)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	101,308	1,010,316
Total Cost of revenues	$ (82,835)	$ (671,876)